EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHAREBasic earnings (loss) per share is computed by dividing earnings (loss) available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the assumed conversion of all dilutive securities using the treasury stock method. Diluted net earnings (loss) per share excludes all dilutive securities because their impact would be anti-dilutive, as described below.
Basic and diluted earnings (loss) per share are calculated as follows for the years ended December 31:

(in thousands, except per share data)	2021	2020

Net income (loss) attributable to Altisource	$11,812	$(67,156)

Weighted average common shares outstanding, basic	15,839	15,598
Dilutive effect of stock options, restricted shares and restricted share units	224	—

Weighted average common shares outstanding, diluted	16,063	15,598

Earnings (loss) per share:
Basic	$0.75	$(4.31)
Diluted	$0.74	$(4.31)
For the years ended December 31, 2021 and, 2020, 1.2 million and 1.6 million, respectively, stock options, restricted shares and restricted share units were excluded from the computation of earnings (loss) per share, as a result of the following:
•For the year ended December 31, 2020, 0.2 million stock options, restricted shares and restricted share units were anti-dilutive and have been excluded from the computation of diluted earnings (loss) per share as a result of the net loss attributable to Altisource for the year ended December 31, 2020.
•For the years ended December 31, 2021 and 2020, 0.3 million and 0.5 million, respectively, stock options were anti-dilutive and have been excluded from the computation of diluted earnings (loss) per share because their exercise price was greater than the average market price of our common stock
•For the years ended December 31, 2021 and 2020, 0.9 million and 0.9 million, respectively, stock options, restricted shares and restricted share units, which begin to vest upon the achievement of certain market criteria related to our common stock price, performance criteria and a total shareholder return compared to the market benchmark that have not yet been met in each period have been excluded from the computation of diluted earnings (loss) per share.